Employee Benefit Plan, Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Vesting

Years of service	Percentage vested
Less than 2	0%
2 or more	100%